Quarterly Holdings Report
for

Fidelity® Mid Cap Growth Index Fund

March 31, 2020

MCG-QTLY-0520
1.9896345.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Entertainment - 1.5%
Live Nation Entertainment, Inc. (a)	5,790	$263,213
Roku, Inc. Class A (a)	3,830	335,048
Spotify Technology SA (a)	5,836	708,724
Take-Two Interactive Software, Inc. (a)	2,333	276,717
The Madison Square Garden Co. (a)	77	16,279
World Wrestling Entertainment, Inc. Class A	1,923	65,247
Zynga, Inc. (a)	8,414	57,636
		1,722,864
Interactive Media & Services - 1.2%
IAC/InterActiveCorp (a)	1,938	347,348
Match Group, Inc. (a)	2,417	159,619
TripAdvisor, Inc.	4,209	73,195
Twitter, Inc. (a)	34,155	838,847
		1,419,009
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	13,541	301,829
AMC Networks, Inc. Class A (a)	1,906	46,335
Cable One, Inc.	196	322,226
Fox Corp.:
Class A	1,471	34,760
Class B	691	15,810
Interpublic Group of Companies, Inc.	1,620	26,228
Nexstar Broadcasting Group, Inc. Class A	1,553	89,655
Omnicom Group, Inc.	5,149	282,680
Sinclair Broadcast Group, Inc. Class A	2,601	41,824
Sirius XM Holdings, Inc.	61,410	303,365
The New York Times Co. Class A	1,376	42,257
ViacomCBS, Inc.:
Class A	652	11,625
Class B	12,894	180,645
		1,699,239

TOTAL COMMUNICATION SERVICES		4,841,112

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.0%
Aptiv PLC	766	37,718
Distributors - 0.3%
LKQ Corp. (a)	1,973	40,466
Pool Corp.	1,728	340,019
		380,485
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	2,578	262,956
Grand Canyon Education, Inc. (a)	193	14,723
H&R Block, Inc.	1,352	19,036
Service Corp. International	2,862	111,933
ServiceMaster Global Holdings, Inc. (a)	975	26,325
		434,973
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	1,148	751,251
Choice Hotels International, Inc.	657	40,241
Darden Restaurants, Inc.	5,459	297,297
Domino's Pizza, Inc.	1,839	595,965
Dunkin' Brands Group, Inc.	3,459	183,673
Hilton Grand Vacations, Inc. (a)	542	8,547
Hilton Worldwide Holdings, Inc.	12,297	839,147
MGM Mirage, Inc.	1,838	21,688
Norwegian Cruise Line Holdings Ltd. (a)	1,932	21,175
Planet Fitness, Inc. (a)	3,678	179,119
Six Flags Entertainment Corp.	309	3,875
Vail Resorts, Inc.	1,610	237,813
Wendy's Co.	8,324	123,861
Wyndham Hotels & Resorts, Inc.	1,238	39,009
Wynn Resorts Ltd.	3,635	218,791
Yum China Holdings, Inc.	13,118	559,220
		4,120,672
Household Durables - 0.6%
Lennar Corp.:
Class A	5,104	194,973
Class B	296	8,560
NVR, Inc. (a)	144	369,952
Tempur Sealy International, Inc. (a)	2,034	88,906
		662,391
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (a)	5,280	202,963
Expedia, Inc.	5,224	293,954
GrubHub, Inc. (a)	4,092	166,667
Wayfair LLC Class A (a)	2,832	151,342
		814,926
Leisure Products - 0.5%
Hasbro, Inc.	5,662	405,116
Mattel, Inc. (a)	10,612	93,492
Polaris, Inc.	2,311	111,275
		609,883
Multiline Retail - 2.0%
Dollar General Corp.	10,759	1,624,717
Dollar Tree, Inc. (a)	5,737	421,497
Nordstrom, Inc.	4,851	74,414
Ollie's Bargain Outlet Holdings, Inc. (a)	2,361	109,409
		2,230,037
Specialty Retail - 3.5%
Advance Auto Parts, Inc.	711	66,351
AutoZone, Inc. (a)	1,065	900,990
Best Buy Co., Inc.	2,037	116,109
Burlington Stores, Inc. (a)	2,933	464,763
CarMax, Inc. (a)	3,488	187,759
Carvana Co. Class A (a)	2,024	111,502
Five Below, Inc. (a)	2,455	172,783
Floor & Decor Holdings, Inc. Class A (a)	3,073	98,613
L Brands, Inc.	1,588	18,357
O'Reilly Automotive, Inc. (a)	3,347	1,007,614
Tractor Supply Co.	5,348	452,173
Ulta Beauty, Inc. (a)	2,464	432,925
Williams-Sonoma, Inc.	630	26,788
		4,056,727
Textiles, Apparel & Luxury Goods - 1.2%
Capri Holdings Ltd. (a)	2,633	28,410
Carter's, Inc.	874	57,448
Columbia Sportswear Co.	868	60,560
Hanesbrands, Inc.	12,517	98,509
lululemon athletica, Inc. (a)	5,299	1,004,425
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,143	50,875
Under Armour, Inc.:
Class A (sub. vtg.) (a)	5,519	50,830
Class C (non-vtg.) (a)	5,746	46,313
		1,397,370

TOTAL CONSUMER DISCRETIONARY		14,745,182

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Brown-Forman Corp.:
Class A	1,909	98,084
Class B (non-vtg.)	7,190	399,117
		497,201
Food & Staples Retailing - 0.1%
Casey's General Stores, Inc.	415	54,983
Grocery Outlet Holding Corp.	370	12,706
Sprouts Farmers Market LLC (a)	2,503	46,531
		114,220
Food Products - 1.7%
Campbell Soup Co.	4,263	196,780
Kellogg Co.	4,232	253,878
Lamb Weston Holdings, Inc.	1,698	96,956
McCormick & Co., Inc. (non-vtg.)	3,564	503,272
Pilgrim's Pride Corp. (a)	862	15,619
Post Holdings, Inc. (a)	1,314	109,023
The Hershey Co.	5,660	749,950
TreeHouse Foods, Inc. (a)	426	18,808
		1,944,286
Household Products - 1.3%
Church & Dwight Co., Inc.	11,047	708,996
Clorox Co.	4,607	798,163
Reynolds Consumer Products, Inc.	875	25,524
		1,532,683
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	667	19,450

TOTAL CONSUMER STAPLES		4,107,840

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Cabot Oil & Gas Corp.	11,302	194,281
Cheniere Energy, Inc. (a)	5,945	199,158
Diamondback Energy, Inc.	1,512	39,614
Equitrans Midstream Corp.	890	4,477
ONEOK, Inc.	5,887	128,395
Parsley Energy, Inc. Class A	7,809	44,746
Pioneer Natural Resources Co.	3,148	220,832
		831,503
FINANCIALS - 4.2%
Banks - 0.2%
CIT Group, Inc.	342	5,903
Comerica, Inc.	371	10,885
First Republic Bank	1,381	113,629
Prosperity Bancshares, Inc.	444	21,423
Signature Bank	1,171	94,137
SVB Financial Group (a)	173	26,137
Synovus Financial Corp.	486	8,534
Western Alliance Bancorp.	445	13,621
		294,269
Capital Markets - 2.8%
Ameriprise Financial, Inc.	784	80,344
Cboe Global Markets, Inc.	1,228	109,599
E*TRADE Financial Corp.	1,842	63,217
Evercore, Inc. Class A	620	28,557
FactSet Research Systems, Inc.	1,682	438,464
Interactive Brokers Group, Inc.	911	39,328
Lazard Ltd. Class A	1,720	40,523
LPL Financial	3,611	196,547
MarketAxess Holdings, Inc.	1,653	549,738
Morningstar, Inc.	880	102,300
MSCI, Inc.	3,693	1,067,129
Raymond James Financial, Inc.	1,299	82,097
SEI Investments Co.	2,715	125,813
T. Rowe Price Group, Inc.	2,977	290,704
Virtu Financial, Inc. Class A	968	20,154
		3,234,514
Consumer Finance - 0.4%
Credit Acceptance Corp. (a)	401	102,532
Discover Financial Services	4,879	174,034
LendingTree, Inc. (a)	346	63,453
Synchrony Financial	7,459	120,015
		460,034
Diversified Financial Services - 0.0%
Voya Financial, Inc.	417	16,909
Insurance - 0.8%
Alleghany Corp.	65	35,903
Arch Capital Group Ltd.(a)	2,339	66,568
Arthur J. Gallagher & Co.	1,778	144,925
Athene Holding Ltd. (a)	2,461	61,082
Axis Capital Holdings Ltd.	356	13,759
Brown & Brown, Inc.	623	22,565
Erie Indemnity Co. Class A	732	108,512
Everest Re Group Ltd.	548	105,446
Kemper Corp.	519	38,598
Markel Corp. (a)	51	47,322
Primerica, Inc.	1,333	117,944
RenaissanceRe Holdings Ltd.	747	111,542
		874,166

TOTAL FINANCIALS		4,879,892

HEALTH CARE - 16.7%
Biotechnology - 3.5%
Agios Pharmaceuticals, Inc. (a)	291	10,325
Alnylam Pharmaceuticals, Inc. (a)	4,037	439,427
BioMarin Pharmaceutical, Inc. (a)	8,023	677,944
Exact Sciences Corp. (a)	6,277	364,066
Exelixis, Inc. (a)	5,477	94,314
Incyte Corp. (a)	8,065	590,600
Ionis Pharmaceuticals, Inc. (a)	5,743	271,529
Moderna, Inc. (a)	9,030	270,449
Neurocrine Biosciences, Inc. (a)	4,100	354,855
Sage Therapeutics, Inc. (a)	2,294	65,884
Sarepta Therapeutics, Inc. (a)	3,167	309,796
Seattle Genetics, Inc. (a)	5,230	603,437
		4,052,626
Health Care Equipment & Supplies - 6.1%
Abiomed, Inc. (a)	1,991	289,014
Align Technology, Inc.(a)	3,501	608,999
Cantel Medical Corp.	962	34,536
DexCom, Inc. (a)	4,065	1,094,583
Envista Holdings Corp. (a)	4,177	62,404
Hill-Rom Holdings, Inc.	1,550	155,930
Hologic, Inc. (a)	9,442	331,414
ICU Medical, Inc. (a)	264	53,267
IDEXX Laboratories, Inc. (a)	3,815	924,146
Insulet Corp. (a)	2,663	441,206
Masimo Corp. (a)	2,113	374,255
Penumbra, Inc. (a)	1,411	227,637
ResMed, Inc.	6,373	938,679
STERIS PLC	219	30,653
Teleflex, Inc.	2,072	606,806
The Cooper Companies, Inc.	297	81,874
Varian Medical Systems, Inc. (a)	4,081	418,955
West Pharmaceutical Services, Inc.	2,485	378,341
		7,052,699
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	6,674	590,649
Centene Corp. (a)	22,227	1,320,506
Chemed Corp.	698	302,374
Encompass Health Corp.	2,223	142,339
Guardant Health, Inc. (a)	1,657	115,327
Henry Schein, Inc. (a)	840	42,437
Laboratory Corp. of America Holdings (a)	259	32,735
McKesson Corp.	798	107,937
Molina Healthcare, Inc. (a)	2,112	295,068
		2,949,372
Health Care Technology - 1.6%
Cerner Corp.	14,030	883,750
Change Healthcare, Inc.	5,193	51,878
Veeva Systems, Inc. Class A (a)	5,882	919,768
		1,855,396
Life Sciences Tools & Services - 2.6%
Adaptive Biotechnologies Corp.	2,131	59,199
Agilent Technologies, Inc.	1,337	95,756
Avantor, Inc.	10,031	125,287
Bio-Techne Corp.	1,703	322,923
Bruker Corp.	4,582	164,311
Charles River Laboratories International, Inc. (a)	2,161	272,740
IQVIA Holdings, Inc. (a)	3,387	365,322
Mettler-Toledo International, Inc. (a)	1,065	735,393
PerkinElmer, Inc.	1,088	81,905
PPD, Inc.	1,791	31,898
PRA Health Sciences, Inc. (a)	2,817	233,924
Waters Corp. (a)	2,867	521,937
		3,010,595
Pharmaceuticals - 0.3%
Horizon Pharma PLC (a)	962	28,494
Jazz Pharmaceuticals PLC (a)	2,206	220,026
Nektar Therapeutics (a)	1,143	20,403
		268,923

TOTAL HEALTH CARE		19,189,611

INDUSTRIALS - 16.0%
Aerospace & Defense - 2.2%
BWX Technologies, Inc.	3,171	154,459
Harris Corp.	4,990	898,799
HEICO Corp.	1,962	146,385
HEICO Corp. Class A	3,442	219,944
Hexcel Corp.	3,485	129,607
Huntington Ingalls Industries, Inc.	1,425	259,649
Spirit AeroSystems Holdings, Inc. Class A	4,157	99,477
TransDigm Group, Inc.	1,872	599,396
		2,507,716
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	4,624	306,109
Expeditors International of Washington, Inc.	5,479	365,559
XPO Logistics, Inc. (a)	2,388	116,415
		788,083
Airlines - 0.2%
Alaska Air Group, Inc.	2,486	70,776
American Airlines Group, Inc.	1,804	21,991
JetBlue Airways Corp. (a)	1,128	10,096
United Airlines Holdings, Inc. (a)	2,290	72,250
		175,113
Building Products - 1.5%
A.O. Smith Corp.	1,009	38,150
Allegion PLC	3,141	289,035
Armstrong World Industries, Inc.	2,195	174,327
Fortune Brands Home & Security, Inc.	1,995	86,284
Lennox International, Inc.	1,436	261,050
Trane Technologies PLC	10,055	830,442
		1,679,288
Commercial Services & Supplies - 1.5%
Cintas Corp.	3,804	658,929
Copart, Inc. (a)	9,024	618,324
IAA Spinco, Inc. (a)	5,430	162,683
KAR Auction Services, Inc.	5,256	63,072
Republic Services, Inc.	617	46,312
Rollins, Inc.	6,353	229,597
		1,778,917
Construction & Engineering - 0.0%
Quanta Services, Inc.	1,463	46,421
Electrical Equipment - 1.4%
Acuity Brands, Inc.	464	39,746
AMETEK, Inc.	8,113	584,298
Hubbell, Inc. Class B	1,341	153,866
Rockwell Automation, Inc.	5,168	779,903
Sensata Technologies, Inc. PLC (a)	2,952	85,401
		1,643,214
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	2,139	267,974
Machinery - 3.1%
Allison Transmission Holdings, Inc.	4,903	159,887
Donaldson Co., Inc.	5,663	218,762
Dover Corp.	2,849	239,145
Flowserve Corp.	1,269	30,316
Fortive Corp.	2,971	163,969
Gardner Denver Holdings, Inc. (a)	8,976	222,605
Graco, Inc.	7,402	360,699
IDEX Corp.	1,696	234,235
Lincoln Electric Holdings, Inc.	2,482	171,258
Middleby Corp. (a)	2,486	141,404
Nordson Corp.	2,339	315,929
Toro Co.	4,807	312,888
WABCO Holdings, Inc. (a)	1,922	259,566
Westinghouse Air Brake Co.	2,248	108,196
Woodward, Inc.	2,022	120,188
Xylem, Inc.	8,039	523,580
		3,582,627
Professional Services - 3.4%
CoStar Group, Inc. (a)	1,615	948,344
Equifax, Inc.	4,575	546,484
IHS Markit Ltd.	11,003	660,180
Nielsen Holdings PLC	1,999	25,067
Robert Half International, Inc.	5,089	192,110
TransUnion Holding Co., Inc.	8,398	555,780
Verisk Analytics, Inc.	7,166	998,797
		3,926,762
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	1,169	107,817
Landstar System, Inc.	1,599	153,280
Lyft, Inc.	941	25,266
Old Dominion Freight Lines, Inc.	1,847	242,437
		528,800
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	334	7,395
Fastenal Co.	23,231	725,969
United Rentals, Inc. (a)	2,364	243,256
W.W. Grainger, Inc.	1,940	482,090
		1,458,710

TOTAL INDUSTRIALS		18,383,625

INFORMATION TECHNOLOGY - 34.9%
Communications Equipment - 1.4%
Arista Networks, Inc. (a)	2,662	539,188
F5 Networks, Inc. (a)	2,529	269,667
Motorola Solutions, Inc.	5,681	755,119
Ubiquiti, Inc.	386	54,650
		1,618,624
Electronic Equipment & Components - 2.9%
Amphenol Corp. Class A	13,097	954,509
CDW Corp.	6,400	596,928
Cognex Corp.	7,357	310,613
Corning, Inc.	10,743	220,661
Dolby Laboratories, Inc. Class A	368	19,949
FLIR Systems, Inc.	512	16,328
IPG Photonics Corp. (a)	110	12,131
Jabil, Inc.	1,423	34,977
Keysight Technologies, Inc. (a)	8,420	704,586
National Instruments Corp.	325	10,751
Trimble, Inc. (a)	1,934	61,559
Zebra Technologies Corp. Class A (a)	2,400	440,640
		3,383,632
IT Services - 11.3%
Akamai Technologies, Inc. (a)	6,494	594,136
Alliance Data Systems Corp.	182	6,124
Black Knight, Inc. (a)	6,447	374,313
Booz Allen Hamilton Holding Corp. Class A	6,119	420,008
Broadridge Financial Solutions, Inc.	5,105	484,107
CoreLogic, Inc.	192	5,864
EPAM Systems, Inc. (a)	2,327	432,031
Euronet Worldwide, Inc. (a)	2,242	192,184
Fiserv, Inc. (a)	25,348	2,407,800
FleetCor Technologies, Inc. (a)	3,828	714,075
Gartner, Inc. (a)	3,921	390,414
Genpact Ltd.	8,388	244,930
Global Payments, Inc.	13,392	1,931,528
GoDaddy, Inc. (a)	7,768	443,630
Jack Henry & Associates, Inc.	3,044	472,551
MongoDB, Inc. Class A (a)	1,902	259,699
Okta, Inc. (a)	4,702	574,867
Paychex, Inc.	14,421	907,369
Sabre Corp.	2,207	13,088
Square, Inc. (a)	15,433	808,381
Switch, Inc. Class A	2,605	37,590
The Western Union Co.	4,118	74,659
Twilio, Inc. Class A (a)	5,503	492,463
VeriSign, Inc. (a)	3,198	575,928
WEX, Inc. (a)	1,930	201,782
		13,059,521
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)	46,334	2,107,270
Cree, Inc. (a)	361	12,801
Entegris, Inc.	6,040	270,411
KLA-Tencor Corp.	7,045	1,012,648
Lam Research Corp.	5,693	1,366,320
Maxim Integrated Products, Inc.	4,532	220,301
Microchip Technology, Inc.	2,966	201,095
Monolithic Power Systems, Inc.	1,900	318,174
Skyworks Solutions, Inc.	379	33,875
Teradyne, Inc.	7,495	406,004
Universal Display Corp.	1,913	252,095
Xilinx, Inc.	11,188	871,993
		7,072,987
Software - 12.6%
2U, Inc. (a)	912	19,353
Alteryx, Inc. Class A (a)	2,039	194,052
Anaplan, Inc. (a)	3,888	117,651
ANSYS, Inc. (a)	3,753	872,460
Aspen Technology, Inc. (a)	3,060	290,914
Atlassian Corp. PLC (a)	5,378	738,184
Avalara, Inc. (a)	2,103	156,884
Bill.Com Holdings, Inc. (a)	351	12,004
Cadence Design Systems, Inc. (a)	12,488	824,708
CDK Global, Inc.	5,459	179,328
Ceridian HCM Holding, Inc. (a)	3,387	169,587
Citrix Systems, Inc.	4,659	659,481
Coupa Software, Inc. (a)	2,855	398,929
DocuSign, Inc. (a)	7,098	655,855
Dropbox, Inc. Class A (a)	9,492	171,805
Dynatrace, Inc.	4,752	113,288
Elastic NV (a)	2,426	135,395
Fair Isaac Corp. (a)	1,273	391,689
FireEye, Inc. (a)	8,943	94,617
Fortinet, Inc. (a)	6,427	650,220
Guidewire Software, Inc. (a)	3,713	294,478
HubSpot, Inc. (a)	1,836	244,537
Manhattan Associates, Inc. (a)	2,856	142,286
Medallia, Inc.	2,486	49,819
New Relic, Inc. (a)	2,258	104,410
Nutanix, Inc. Class A (a)	7,796	123,177
Pagerduty, Inc.	1,902	32,867
Palo Alto Networks, Inc. (a)	4,255	697,650
Parametric Technology Corp. (a)	4,664	285,483
Paycom Software, Inc. (a)	2,210	446,442
Paylocity Holding Corp. (a)	1,547	136,631
Pegasystems, Inc.	1,710	121,803
Pluralsight, Inc. (a)	2,770	30,415
Proofpoint, Inc. (a)	2,498	256,270
RealPage, Inc. (a)	3,562	188,537
RingCentral, Inc. (a)	3,340	707,779
Smartsheet, Inc. (a)	3,917	162,595
SolarWinds, Inc. (a)	601	9,418
Splunk, Inc. (a)	6,996	883,105
SS&C Technologies Holdings, Inc.	8,981	393,547
Synopsys, Inc. (a)	6,691	861,734
Teradata Corp. (a)	5,024	102,942
The Trade Desk, Inc. (a)	1,759	339,487
Tyler Technologies, Inc. (a)	1,721	510,380
Zendesk, Inc. (a)	5,011	320,754
Zscaler, Inc. (a)	3,108	189,153
		14,482,103
Technology Hardware, Storage & Peripherals - 0.6%
NCR Corp. (a)	5,715	101,156
NetApp, Inc.	10,257	427,614
Pure Storage, Inc. Class A (a)	10,563	129,925
		658,695

TOTAL INFORMATION TECHNOLOGY		40,275,562

MATERIALS - 2.7%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	2,865	49,479
CF Industries Holdings, Inc.	975	26,520
Element Solutions, Inc. (a)	3,777	31,576
NewMarket Corp.	282	107,969
RPM International, Inc.	960	57,120
The Scotts Miracle-Gro Co. Class A	1,772	181,453
W.R. Grace & Co.	2,563	91,243
		545,360
Construction Materials - 0.7%
Eagle Materials, Inc.	1,550	90,551
Martin Marietta Materials, Inc.	860	162,738
Vulcan Materials Co.	5,420	585,739
		839,028
Containers & Packaging - 1.4%
Aptargroup, Inc.	1,152	114,670
Avery Dennison Corp.	3,497	356,239
Ball Corp.	14,499	937,505
Berry Global Group, Inc. (a)	2,271	76,555
Crown Holdings, Inc. (a)	3,370	195,595
Sealed Air Corp.	502	12,404
		1,692,968
Metals & Mining - 0.1%
Royal Gold, Inc.	929	81,483

TOTAL MATERIALS		3,158,839

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Homes 4 Rent Class A	4,948	114,794
Americold Realty Trust	8,593	292,506
Brookfield Property REIT, Inc. Class A	2,948	25,029
Colony Capital, Inc.	1,040	1,820
CoreSite Realty Corp.	1,311	151,945
Equity Lifestyle Properties, Inc.	7,779	447,137
Extra Space Storage, Inc.	4,567	437,336
Iron Mountain, Inc.	1,419	33,772
Lamar Advertising Co. Class A	3,817	195,736
Outfront Media, Inc.	965	13,008
SBA Communications Corp. Class A	5,035	1,359,299
Sun Communities, Inc.	975	121,729
UDR, Inc.	697	25,468
		3,219,579
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	5,543	209,027
Howard Hughes Corp. (a)	561	28,342
Jones Lang LaSalle, Inc.	259	26,154
		263,523

TOTAL REAL ESTATE		3,483,102

TOTAL COMMON STOCKS
(Cost $125,040,943)		113,896,268

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.29% (b)
(Cost $1,885,707)	1,885,155	1,885,721
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $126,926,650)		115,781,989
NET OTHER ASSETS (LIABILITIES) - (0.4)%(c)		(482,179)
NET ASSETS - 100%		$115,299,810

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	June 2020	$1,294,020	$18,334	$18,334

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $85,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,303
Total	$10,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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